Leases - Schedule of Lease Obligations (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Lease Obligations [Line Items]
Current lease	€ 19,822	€ 32,367
Non-current lease	16,800	3,958
Total lease	€ 36,622	€ 36,325
Top of Range [Member]
Schedule of Lease Obligations [Line Items]
Current, Discount Rate	3.00%
Current, Maturity	2025
Non-current, Discount Rate	3.00%
Non-current, Maturity	2026
Botton of Range [Member]
Schedule of Lease Obligations [Line Items]
Current, Discount Rate	4.50%
Current, Maturity	2028
Non-current, Discount Rate	4.50%
Non-current, Maturity	2028